Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) to our principal executive officer (PEO) and the other named executive officers, other than the PEO (
Non-PEO-NEOs),
and certain financial performance of the company for the years listed below. The HRC Committee did not consider the pay versus performance disclosure set forth below when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” beginning on page 49. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards See the “2025 Option Exercises and Stock Vested” table on page 83.

	PEO									Company- Selected Performance Measure
	Summary Compensation Table Total (1)		Compensation Actually Paid (2)		Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment based on:		Net Income (MM)
Year	PEO 1 Robin Vince ($)	PEO 2 Todd Gibbons ($)	PEO 1 Robin Vince ($)	PEO 2 Todd Gibbons ($)			Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)		Adj. ROTCE (7)

2025	$83,472,970	N/A	$118,040,693	N/A	$10,966,026	$21,483,884	$315.84	$203.47	$5,583	26.4%

2024	$23,296,027	N/A	$46,793,635	N/A	$10,282,345	$17,556,375	$204.49	$176.89	$4,543	23.8%

2023	$16,801,167	N/A	$20,136,728	N/A	$7,725,809	$9,723,399	$134.65	$135.49	$3,304	21.8%

2022	$11,203,469	$14,120,046	$9,551,417	$10,984,534	$8,681,348	$7,846,962	$113.65	$120.81	$2,543	21.1%

2021	N/A	$14,128,042	N/A	$26,895,557	$6,530,187	$9,933,878	$140.54	$135.04	$3,771	17.6%

(1)
The dollar amounts reported for Mr. Vince and our former CEO, Mr. Gibbons, respectively, under “Summary Compensation Table Total” are the amounts reported for Mr. Vince and Mr. Gibbons for each corresponding year in the “Total” column of the Summary Compensation Table. For purposes of this table, Mr. Vince is included as PEO for fiscal years 2022-2025, and Mr. Gibbons is included as PEO for fiscal years 2021-2022.

(2)
The dollar amounts reported for Mr. Vince and Mr. Gibbons under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Vince and Mr. Gibbons as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vince or Mr. Gibbons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Vince’s total compensation for 2025 to determine the compensation actually paid:

	Robin Vince			Todd Gibbons
	2025	2024	2023	2022	2021

Total Compensation as reported SCT	$83,472,970	$23,296,027	$16,801,167	$14,120,046	$14,128,042

Pension values reported in SCT	$—	—	—	$(201,571)	—

Fair value of equity awards granted during fiscal year	$(72,440,145)	$(16,275,042)	$(10,025,856)	$(10,268,822)	$(9,135,074)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	—	—	—	—

Fair value of equity compensation granted in current year that is outstanding and unvested as of end of fiscal year—value at end of fiscal year	$84,136,542	$28,959,156	$11,715,284	$8,070,700	$15,832,016

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$20,990,214	$7,659,111	$223,820	$(638,638)	$349,404

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$1,675,580	$3,055,881	$1,317,639	$(331,157)	$5,569,415

Fair value as of the vesting date of awards that are granted and vest in the same year	$—	—	—	—	—

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	$205,532	$98,502	$104,675	$233,977	$151,754

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	—	—	—	—

Compensation Actually Paid to CEO	$118,040,693	$46,793,635	$20,136,728	$10,984,534	$26,895,557
(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the
Non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Dermot McDonogh, Jose Minaya, Kevin McCarthy, Jayee Koffey and Senthil Kumar; (ii) for 2024, Dermot McDonogh, Jose Minaya, Senthil Kumar, and Catherine Keating; (iii) for 2023, Dermot McDonogh, Roman Regelman, Senthil Kumar, Catherine Keating, Bridget Engle and Emily Portney; (iv) for 2022, Emily Portney, Bridget Engle, Roman Regelman and Dermot McDonogh; and (v) for 2021, Robin Vince, Emily Portney, Bridget Engle and Senthil Kumar.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the
Non-PEO
NEOs’ total compensation 2025 to determine the compensation actually paid:

	NEO Averages
	2025	2024	2023	2022	2021

Total Compensation as reported SCT	$10,966,026	$10,282,345	$7,725,809	$8,681,348	$6,530,187

Pension values reported in SCT	$—	$—	$—	$—	$—

Fair value of equity awards granted during fiscal year	$(6,216,791)	$(6,729,993)	$(4,450,347)	$(6,100,088)	$(2,739,608)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—

Fair value of equity compensation granted in current year that is outstanding and unvested as of end of fiscal year—value at end of fiscal year	$9,380,643	$9,720,207	$5,062,522	$5,543,061	$4,713,918

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$6,676,169	$3,350,167	$275,976	$24,185	$(18,917)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$566,661	$887,848	$977,492	$(343,054)	$1,419,902

Fair value as of the vesting date of awards that are granted and vest in the same year	$—	$—	$—	$—	$—

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	$111,176	$45,801	$131,947	$41,510	$28,397

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—

Compensation Actually Paid to NEO	$21,483,884	$17,556,375	$9,723,399	$7,846,962	$9,933,878

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period, which is December 31, 2020.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Financials Index.

(7)
Adjusted ROTCE excludes notable items disclosed externally. For a reconciliation of this non-GAAP
measure to the corresponding GAAP measure, please see Annex A:
Non-GAAP
Reconciliations beginning on page 109.

Company Selected Measure Name	Adjusted ROTCE
Named Executive Officers, Footnote
(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the
Non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Dermot McDonogh, Jose Minaya, Kevin McCarthy, Jayee Koffey and Senthil Kumar; (ii) for 2024, Dermot McDonogh, Jose Minaya, Senthil Kumar, and Catherine Keating; (iii) for 2023, Dermot McDonogh, Roman Regelman, Senthil Kumar, Catherine Keating, Bridget Engle and Emily Portney; (iv) for 2022, Emily Portney, Bridget Engle, Roman Regelman and Dermot McDonogh; and (v) for 2021, Robin Vince, Emily Portney, Bridget Engle and Senthil Kumar.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Financials Index.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported for Mr. Vince and Mr. Gibbons under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Vince and Mr. Gibbons as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vince or Mr. Gibbons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Vince’s total compensation for 2025 to determine the compensation actually paid:

	Robin Vince			Todd Gibbons
	2025	2024	2023	2022	2021

Total Compensation as reported SCT	$83,472,970	$23,296,027	$16,801,167	$14,120,046	$14,128,042

Pension values reported in SCT	$—	—	—	$(201,571)	—

Fair value of equity awards granted during fiscal year	$(72,440,145)	$(16,275,042)	$(10,025,856)	$(10,268,822)	$(9,135,074)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	—	—	—	—

Fair value of equity compensation granted in current year that is outstanding and unvested as of end of fiscal year—value at end of fiscal year	$84,136,542	$28,959,156	$11,715,284	$8,070,700	$15,832,016

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$20,990,214	$7,659,111	$223,820	$(638,638)	$349,404

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$1,675,580	$3,055,881	$1,317,639	$(331,157)	$5,569,415

Fair value as of the vesting date of awards that are granted and vest in the same year	$—	—	—	—	—

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	$205,532	$98,502	$104,675	$233,977	$151,754

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	—	—	—	—

Compensation Actually Paid to CEO	$118,040,693	$46,793,635	$20,136,728	$10,984,534	$26,895,557

Non-PEO NEO Average Total Compensation Amount	$ 10,966,026	$ 10,282,345	$ 7,725,809	$ 8,681,348	$ 6,530,187
Non-PEO NEO Average Compensation Actually Paid Amount	$ 21,483,884	17,556,375	9,723,399	7,846,962	9,933,878
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the
Non-PEO
NEOs’ total compensation 2025 to determine the compensation actually paid:

	NEO Averages
	2025	2024	2023	2022	2021

Total Compensation as reported SCT	$10,966,026	$10,282,345	$7,725,809	$8,681,348	$6,530,187

Pension values reported in SCT	$—	$—	$—	$—	$—

Fair value of equity awards granted during fiscal year	$(6,216,791)	$(6,729,993)	$(4,450,347)	$(6,100,088)	$(2,739,608)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—

Fair value of equity compensation granted in current year that is outstanding and unvested as of end of fiscal year—value at end of fiscal year	$9,380,643	$9,720,207	$5,062,522	$5,543,061	$4,713,918

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$6,676,169	$3,350,167	$275,976	$24,185	$(18,917)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$566,661	$887,848	$977,492	$(343,054)	$1,419,902

Fair value as of the vesting date of awards that are granted and vest in the same year	$—	$—	$—	$—	$—

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	$111,176	$45,801	$131,947	$41,510	$28,397

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—

Compensation Actually Paid to NEO	$21,483,884	$17,556,375	$9,723,399	$7,846,962	$9,933,878

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company and Peer Group TSR 1
1.	TSR measurement period commenced December 31, 2020.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted ROTCE 1
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Company and Peer Group TSR 1
1.	TSR measurement period commenced December 31, 2020.

Tabular List, Table
As described in greater detail in “Compensation Discussion & Analysis” beginning on page 49, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the company to link compensation actually paid (as defined by SEC rules) to the company’s NEOs for the most recently completed fiscal year to the company’s performance are:

•	Average Adjusted ROTCE;

•	Total Revenue;

•	Operating Leverage; and

•	OEPS.

Total Shareholder Return Amount	$ 315.84	204.49	134.65	113.65	140.54
Peer Group Total Shareholder Return Amount	203.47	176.89	135.49	120.81	135.04
Net Income (Loss)	$ 5,583,000,000	$ 4,543,000,000	$ 3,304,000,000	$ 2,543,000,000	$ 3,771,000,000
Company Selected Measure Amount	26.4	23.8	21.8	21.1	17.6
Measure:: 1
Pay vs Performance Disclosure
Name	Average Adjusted ROTCE
Non-GAAP Measure Description	Adjusted ROTCE excludes notable items disclosed externally. For a reconciliation of this non-GAAP
measure to the corresponding GAAP measure, please see Annex A:
Non-GAAP
	Reconciliations beginning on page 109.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Leverage
Measure:: 4
Pay vs Performance Disclosure
Name	OEPS
Robin Vince [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 83,472,970	$ 23,296,027	$ 16,801,167	$ 11,203,469
PEO Actually Paid Compensation Amount	$ 118,040,693	46,793,635	20,136,728	9,551,417
PEO Name	Robin Vince
Todd Gibbons [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0			14,120,046	$ 14,128,042
PEO Actually Paid Compensation Amount	$ 0			10,984,534	26,895,557
PEO Name	Todd Gibbons
PEO | Robin Vince [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Robin Vince [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Robin Vince [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,136,542	28,959,156	11,715,284
PEO | Robin Vince [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,675,580	3,055,881	1,317,639
PEO | Robin Vince [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Robin Vince [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,990,214	7,659,111	223,820
PEO | Robin Vince [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,532	98,502	104,675
PEO | Robin Vince [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,440,145)	(16,275,042)	(10,025,856)
PEO | Robin Vince [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Todd Gibbons [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(201,571)	0
PEO | Todd Gibbons [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Todd Gibbons [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,070,700	15,832,016
PEO | Todd Gibbons [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(331,157)	5,569,415
PEO | Todd Gibbons [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Todd Gibbons [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(638,638)	349,404
PEO | Todd Gibbons [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				233,977	151,754
PEO | Todd Gibbons [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,268,822)	(9,135,074)
PEO | Todd Gibbons [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,380,643	9,720,207	5,062,522	5,543,061	4,713,918
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,661	887,848	977,492	(343,054)	1,419,902
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,676,169	3,350,167	275,976	24,185	(18,917)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,176	45,801	131,947	41,510	28,397
Non-PEO NEO | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,216,791)	(6,729,993)	(4,450,347)	(6,100,088)	(2,739,608)
Non-PEO NEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0